Accounts Payable and Accrued Liabilities - Carrying Value of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts payable	$ 258,203	$ 223,514
Current deferred revenue	80,503	101,460
Wages, severance and related taxes	76,157	86,389
Accrued rebates	33,071	29,997
Employee benefits	24,395	27,482
Accrued interest	27,202	25,188
Other (individual items less than 5% of total current liabilities)	69,012	52,733
Accounts payable and accrued liabilities	$ 568,543	$ 546,763